FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2017	2016
Designated derivative instruments -short-term assets:
Interest rate swaps	108	110
Total derivative instruments - short-term assets	108	110
Designated derivative instruments -long-term assets:
Interest rate swaps	5,136	4,540
Non-designated derivative instruments -long-term assets:
Interest rate swaps	3,211	1,502
Total derivative instruments - long-term assets	8,347	6,042

(in thousands of $)	2017	2016
Designated derivative instruments -short-term liabilities:
Interest rate swaps	248	—
Cross currency interest rate swaps	—	37,101
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	255	—
Cross currency interest rate swaps	—	2,208
Total derivative instruments - short-term liabilities	503	39,309
Designated derivative instruments -long-term liabilities:
Interest rate swaps	5,109	10,134
Cross currency interest rate swaps	36,120	41,716
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	553	1,388
Cross currency interest rate swaps	6,836	8,218
Total derivative instruments - long-term liabilities	48,618	61,456

Schedule of interest rate swap transactions designated as hedges against specific loans
At December 31, 2017, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$25,588 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$26,324 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$38,985 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$133,400 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$100,938 (reducing to $70,125)	December 2016	December 2021	2.29% - 2.63%
$104,125 (reducing to $70,125)	January 2017	January 2022	1.82% - 1.99%
$29,120 (reducing to $19,413)	September 2015	March 2022	1.67%
$187,031 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%
$63,987 (equivalent to NOK500 million)	October 2017	March - June 2020	6.86% - 6.96%	*

*
These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK900 million and NOK500 million senior unsecured bonds due 2019 and 2020, respectively.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK900 million	US$151.0 million	March 2014	March 2019
NOK500 million	US$64.0 million	October 2017	March - June 2020

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2017, and 2016, are as follows:

	2017	2017	2016	2016
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale securities	93,802	93,802	118,489	118,489
Floating rate NOK bonds due 2017	—	—	65,445	65,955
Floating rate NOK bonds due 2019	92,477	92,709	87,801	86,026
Floating rate NOK bonds due 2020	61,001	61,306	—	—
3.25% unsecured convertible bonds due 2018	63,218	71,662	184,202	201,206
5.75% unsecured convertible bonds due 2021	225,000	242,719	225,000	224,366
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	108	108	110	110
Interest rate/ currency swap contracts – long-term receivables	8,347	8,347	6,042	6,042
Interest rate/ currency swap contracts – short-term payables	503	503	39,309	39,309
Interest rate/ currency swap contracts – long-term payables	48,618	48,618	61,456	61,456

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2017, are measured as follows:

		Fair value measurements using
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	93,802	93,802
Interest rate/ currency swap contracts – short-term receivables	108		108
Interest rate/ currency swap contracts - long-term receivables	8,347		8,347
Total assets	102,257	93,802	8,455	—
Liabilities:
Floating rate NOK bonds due 2017	—	—
Floating rate NOK bonds due 2019	92,709	92,709
Floating rate NOK bonds due 2020	61,306	61,306
3.25% unsecured convertible bonds due 2018	71,662	71,662
5.75% unsecured convertible bonds due 2021	242,719	242,719
Interest rate/ currency swap contracts – short-term payables	503		503
Interest rate/ currency swap contracts – long-term payables	48,618		48,618
Total liabilities	517,517	468,396	49,121	—

The above fair values of financial assets and liabilities as at December 31, 2016, were measured as follows:

		Fair value measurements using
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	118,489	118,489		—
Interest rate/ currency swap contracts – short-term receivables	110		110
Interest rate/ currency swap contracts – long-term receivables	6,042		6,042
Total assets	124,641	118,489	6,152	—
Liabilities:
Floating rate NOK bonds due 2017	65,955	65,955
Floating rate NOK bonds due 2019	86,026	86,026
3.25% unsecured convertible bonds due 2018	201,206	201,206
5.75% unsecured convertible bonds due 2021	224,366	224,366
Interest rate/ currency swap contracts – short-term payables	39,309		39,309
Interest rate/ currency swap contracts – long-term payables	61,456		61,456
Total liabilities	678,318	577,553	100,765	—